Significant Accounting Policies (Details Narrative) $ in Millions				12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 26, 2017 CNY (¥)
Product Information [Line Items]
Cash at bank							$ 9.6	¥ 69,300,000	$ 18.2	¥ 129,300,000
Cast at bank denominate								48,200,000		114,100,000
Cash and cash equivalents								¥ 58,100,000		¥ 124,400,000
Variable interest entity							49.40%	49.40%	51.10%	51.10%
Restricted cash			¥ 5,000,000			¥ 5,000,000		¥ 5,000,000		¥ 5,000,000
Bank deposits								32,400,000		21,500,000
Wealth management products								3,000,000.0
Interest income				¥ 80,000.00	¥ 160,000	80,000.00
Expected credit loss expense				3,200,000	1,200,000	20,000.00
Goodwill impairment	¥ 0	¥ 0	0
Goodwill								84,609,000		84,609,000		¥ 84,600,000
Recognized revenue amount				¥ 4,300,000	¥ 900,000	8,700,000
Opening contract liabilities balance			900,000			900,000				4,300,000	¥ 8,700,000
Unsatisfied performance obligations								1,800,000
Contract assets								0		0
Accounts receivable, net								982,479,000		466,066,000
Grants Receivable			1,400,000			1,400,000		1,400,000		1,400,000
Unamortized portion of deferred government grants
Accrued Employee Benefits								63,400,000		56,200,000
Effective income tax rate				50.00%
Statutory surplus of registered capital of entity				50.00%
Cash, Cash Equivalents, and Short-Term Investments								¥ 53,200,000		¥ 119,100,000
Percentage of cash equivalents and restricted cash				43.40%	47.90%
Consolidated Entity, Excluding Consolidated VIE [Member]
Product Information [Line Items]
Statutory surplus of registered capital of entity				50.00%
Agency Agreements [Member]
Product Information [Line Items]
Property plant and equipment useful life							2 years	2 years
Sales Channel, Directly to Consumer [Member]
Product Information [Line Items]
Property plant and equipment useful life							2 years	2 years
License [Member]
Product Information [Line Items]
Amortization of estimated useful lives				10 years